Risk Report - Liquidity Risk - Parenthetical Information - Exposure II (Detail: Text Values) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
External funding sources [Abstract]
Total external funding	€ 1,024.8	€ 975.3
External Funding mainly due [Abstract]
Increase in deposits in Corporate Bank	23.3
Increase in deposits in Private Bank primarily within International Private Bank	12.6
Increase in unsecured wholesale funding	6.5
thereof Investmest Bank	3.6
Increase in Capital Markets and Equity volume	17.9
Thereof Equity	2.6
Thereof Long Term Debt	15.3
Balances decrease in secured funding and shorts	18.3
Thereof DB Prepayment TLTRO	15.0
Thereof Repurchase Operations	3.3
Additional growth of in the Other Customers, increase in Long Term Debt due to growth from the ETF structures	7.7
Movement in external funding	49.5
Derivatives & settlement balances	288.8	266.5
Add back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis)	42.2	40.2
Other non-funding liabilities	35.3	35.4
Reconciliation to total balance sheet	€ 1,391.0	€ 1,317.3